Note 6 - Promissory notes (Details Narrative) (USD $)	Jul. 10, 2013	Jul. 03, 2013	Nov. 28, 2012
Notes to Financial Statements
Funds received			$ 20,000
Interest rate			10.00%
Note retired and allocated to private placement		20,000
Accrued interest allocated to additional paid in capital	$ 1,227